FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Beginning balance	$ 14,039
Issuance of Contingent Consideration in connection with acquisition		$ 13,200
Change in fair value of Contingent Consideration	431	1,373
Effects of fluctuations in foreign currency exchange rates		(534)
Ending balance	$ 14,470	$ 14,039